Promissory Notes - Schedule of Promissory Notes (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Principal	$ 13,233	$ 57,811	$ 565
Carrying Amount	13,233	58,121	568
Less: Current portion		(58,121)	(568)
Payable due beyond one year	$ 1,559	$ 0	0
Convertible Debenture Due In June 2021 - YA II PN
Short-term Debt [Line Items]
Interest rate	4.00%	4.00%
Principal	$ 9,250	$ 57,500	0
Carrying Amount	$ 9,250	57,809	0
Vendor Notes Payable
Short-term Debt [Line Items]
Principal		0	105
Carrying Amount		$ 0	105
Vendor Notes Payable | Minimum
Short-term Debt [Line Items]
Interest rate		0.25%
Vendor Notes Payable | Maximum
Short-term Debt [Line Items]
Interest rate		4.00%
Small Business Association Paycheck Protection Program
Short-term Debt [Line Items]
Interest rate	1.00%	1.00%
Principal	$ 242	$ 311	460
Carrying Amount	$ 242	$ 312	$ 463